Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net CVA/DVA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (17)	kr (39)
The period's change in fair value originating from credit risk (+ income/ - loss)	22	11
OCA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	265	(55)
The period's change in fair value originating from credit risk (+ income/ - loss)	kr 320	kr (23)